SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
SCHEDULE OF SEGMENT REPORTING

Results of Operations

For the year ended December 31, 2023

	Marketing services	Social commerce	Other	Total

Revenue	$7,991,103	$-	$-	$7,991,103
Cost of revenues	(6,338,434)	(12,960)	-	(6,351,394)
Marketing expenses	(206,117)	-	(12,778)	(218,895)
General and administrative expenses	(3,048,041)	(383,602)	(4,403,434)	(7,835,077)
Other (expense) income, net	(185,962)	72,561	(66,778)	(180,179)

Loss before income tax	(1,787,451)	(324,001)	(4,482,990)	(6,594,442)
Provision for income taxes	-	-	-	-

Net loss	$(1,787,451)	$(324,001)	$(4,482,990)	$(6,594,442)

Financial Position

As of December 31, 2023

	Marketing services	Social commerce	Other	Total

Current assets	$3,557,743	$-	$6,433,919	$9,991,662
Non-current assets	53,752	-	37,333	91,085
Total assets	3,611,495	-	6,471,252	10,082,747

Current liabilities	(3,451,510)	-	(2,230,098)	(5,681,608)
Non-current liabilities	(208,116)	-	-	(208,116)
Total liabilities	(3,659,626)	-	(2,230,098)	(5,889,724)

Net (liabilities) assets	$(48,131)	$-	$4,241,154	$4,193,023

Results of Operations

For the year ended December 31, 2022

	Marketing services	Social commerce	Other	Total

Revenue	$8,770,919	$257,268	$-	$9,028,187
Cost of revenues	(6,493,691)	(249,514)	-	(6,743,205)
Marketing expenses	(70,154)	-	-	(70,154)
General and administrative expenses	(1,715,651)	(505,755)	(1,637,155)	(3,858,561)
Other expenses, net	(71,508)	(412)	(91,578)	(163,498)

Income (loss) before taxes	419,915	(498,413)	(1,728,733)	(1,807,231)
Provision for income taxes	-	-	-	-

Income (loss) from continuing operations	$419,915	$(498,413)	$(1,728,733)	$(1,807,231)

Financial Position

As of December 31, 2022

	Marketing services	Social commerce	Other	Total

Current assets	$2,878,277	$584,990	$3,827,880	$7,291,147
Non-current assets	127,712	173,466	-	301,178
Total assets	3,005,989	758,456	3,827,880	7,592,325

Current liabilities	(2,535,763)	(1,065,952)	(1,704,800)	(5,306,515)
Non-current liabilities	(666,722)	-	-	(666,722)
Total liabilities	(3,202,485)	(1,065,952)	(1,704,800)	(5,973,237)

Net (liabilities) assets	$(196,496)	$(307,496)	$2,123,080	$1,619,088

Results of Operations

For the year ended December 31, 2021

	Marketing services	Social commerce	Other	Total

Revenue	8,298,251	2,646,502	-	10,944,753
Cost of revenues	(6,332,111)	(2,330,202)	-	(8,662,313)
Marketing expenses	(170,837)	(18,196)	-	(189,033)
General and administrative expenses	(2,005,180)	(287,555)	128,527	(2,164,206)
Other (expenses) income, net	(10,643)	33,794	(163,730)	(140,579)

Income (loss) before taxes	(220,520)	44,345	(35,203)	(211,378)
Provision for income taxes	-	-	-	-

Income (loss) from continuing operations	$(220,520)	$44,345	$(35,203)	$(211,378)

SCHEDULE OF REVENUE FROM EXTERNAL CUSTOMERS
	For the years ended December 31,
Revenue from external customers:	2023	2022	2021
HK SAR	$5,441,765	$5,849,400	$8,402,482
Taiwan	2,549,338	3,178,787	2,542,271
	$7,991,103	$9,028,187	$10,944,753